Cover Page	12 Months Ended
Dec. 31, 2024 € / shares shares
Document And Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-05146-01
Entity Registrant Name	KONINKLIJKE PHILIPS NV
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Philips Center
Entity Address, Address Line Two	Amstelplein 2
Entity Address, Postal Zip Code	1096 BC
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Title of 12(b) Security	Common Shares - par value EURO (EUR) 0.20 per share
Trading Symbol	PHG
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding | shares	925,009,074
Entity Listing, Par Value Per Share | € / shares	€ 0.20
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000313216
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Business Contact
Document And Entity Information [Line Items]
Entity Address, Address Line One	Philips Center
Entity Address, Address Line Two	Amstelplein 2
Entity Address, Postal Zip Code	1096 BC
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Contact Personnel Name	Marnix van Ginneken
City Area Code	+31 20
Local Phone Number	59 77232
Contact Personnel Email Address	marnix.van.ginneken@philips.com